EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of acquisition, exploration and evaluation costs
	Avino, Mexico	La Preciosa, Mexico	Canada	Total
Balance, December 31, 2023	$15,698	$34,412	$1	$50,111
Drilling and exploration	130	1,449	-	1,579
Assessments and taxes	195	1,018	-	1,213
Disposition of Olympic claims	-	-	(1)	(1)
Effect of movements in exchange rates	(31)	19	-	(12)
Balance, December 31, 2024	$15,992	$36,898	$-	$52,890
Drilling and exploration	70	310	-	380
Assessments and taxes	185	12	-	197
Transfer to other assets	-	(2,215)		(2,215)
Transfer to mining properties (Note 10)	-	(35,005)		(35,005)
Disposition of Ana Maria and El Laberinto claims	(556)	-	-	(556)
Effect of movements in exchange rates	8	-	-	8
Balance, December 31, 2025	$15,699	$-	$-	$15,699